CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

NOTE 4 — CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

	2022	2021
Cash	11,957	14,667
Banks and immediately available investments	2,463,906	4,145,987
Cash and cash equivalents	2,475,863	4,160,654

Immediately available investments include investments with maturity up to 90 days at the time of acquisition, immediate liquidity and low risk of fair value variation.

	2022	2021
Short-term investments	2,959,135	2,626,212

Short-term investments include Bank Deposit Certificates and marketable securities, which are stated at their fair value and held until maturity. Income generated by these investments is recorded as financial income.